SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	$ 6,754,340	$ 2,524,494
Intangible assets acquired in the Transaction		8,809,609
Impairment of Goodwill		(4,579,763)
Foreign exchange translation	71,166
Intangible assets and goodwill, cost, ending balance	6,825,506	6,754,340
Accumulated amortization, beginning balance	220,030	84,064
Change for the period	89,146	135,966
Foreign exchange translation	2,511
Accumulated amortization, ending balance	311,687	220,030
Intangible assets and goodwill, net	6,513,819	6,534,310
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	41,931	41,931
Intangible assets acquired in the Transaction
Impairment of Goodwill
Foreign exchange translation
Intangible assets and goodwill, cost, ending balance	41,931	41,931
Accumulated amortization, beginning balance	41,931	41,931
Change for the period
Foreign exchange translation
Accumulated amortization, ending balance	41,931	41,931
Intangible assets and goodwill, net
Customer Relationship [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	197,000	197,000
Intangible assets acquired in the Transaction
Impairment of Goodwill
Foreign exchange translation
Intangible assets and goodwill, cost, ending balance	197,000	197,000
Accumulated amortization, beginning balance	60,414	26,267
Change for the period	13,659	34,147
Foreign exchange translation
Accumulated amortization, ending balance	74,073	60,414
Intangible assets and goodwill, net	122,927	136,586
Brand [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	23,000
Intangible assets acquired in the Transaction		23,000
Impairment of Goodwill
Foreign exchange translation	387
Intangible assets and goodwill, cost, ending balance	23,387	23,000
Accumulated amortization, beginning balance	3,450
Change for the period	2,300	3,450
Foreign exchange translation	96
Accumulated amortization, ending balance	5,846	3,450
Intangible assets and goodwill, net	17,541	19,550
Software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	552,000	119,000
Intangible assets acquired in the Transaction		433,000
Impairment of Goodwill
Foreign exchange translation	7,285
Intangible assets and goodwill, cost, ending balance	559,285	552,000
Accumulated amortization, beginning balance	114,235	15,866
Change for the period	73,187	98,369
Foreign exchange translation	2,415
Accumulated amortization, ending balance	189,837	114,235
Intangible assets and goodwill, net	369,448	437,765
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	5,940,409	2,166,563
Intangible assets acquired in the Transaction		8,353,609
Impairment of Goodwill		(4,579,763)
Foreign exchange translation	63,494
Intangible assets and goodwill, cost, ending balance	6,003,903	5,940,409
Accumulated amortization, beginning balance
Change for the period
Foreign exchange translation
Accumulated amortization, ending balance
Intangible assets and goodwill, net	$ 6,003,903	$ 5,940,409